Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

11.    NOTES PAYABLE

Baidu, Inc.

On November 28, 2012, the Company issued and sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750.00 million which will mature on November 28, 2017 (the “2017 Notes”), and (ii) an aggregate principal amount of US$750.00 million which will mature on November 28, 2022 (the “2022 Notes”). On August 6, 2013, the Company issued and sold publicly another tranche of unsecured senior notes with an aggregate principal amount of US$1.00 billion which will mature on August 6, 2018 (the “2018 Notes”). On June 9, 2014, the Company issued and sold publicly the fourth tranche of unsecured senior notes with an aggregate principal amount of US$1.00 billion which will mature on June 9, 2019 (the “2019 Notes”). On June 30, 2015, the Company issued and sold publicly two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750.00 million which will mature on June 30, 2020 (the “2020 Notes”), and (ii) an aggregate principal amount of US$500.00 million which will mature on June 30, 2025 (the “2025 Notes”). The 2017 Notes, 2018 Notes, 2019 Notes, 2020 Notes, 2022 Notes and 2025 Notes are collectively referred to as the “Notes”.

The 2017 Notes bear interest at the rate of 2.25% per annum and the 2022 Notes bear interest at the rate of 3.50% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on May 28, 2013. The 2018 Notes bear interest at the rate of 3.25% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on February 6, 2014. The 2019 Notes bear interest at the rate of 2.75% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on December 9, 2014. The 2020 Notes bear interest at the rate of 3.00% per annum and the 2025 Notes bear interest at the rate of 4.13% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on December 30, 2015. At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.

The net proceeds from the Notes, which will be used for general corporate purposes, were RMB6.11 billion, RMB6.19 billion and RMB7.75 billion (US$1.20 billion) for the years ended December 31, 2013, 2014 and 2015, respectively.

The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the principal amount plus any unpaid interest. As of December 31, 2015, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. The Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.

The Notes were issued at a discount amounting to RMB74.36 million (US$11.48 million). The issuance costs of RMB149.59 million (US$23.09 million) were presented as a direct deduction from the principal amount of the Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes. The effective interest rate was 2.36%, 3.39%, 3.00%, 3.13%, 3.59% and 4.22% for the 2017 Notes, the 2018 Notes, the 2019 Notes, the 2020 Notes, the 2022 Notes and the 2025 Notes, respectively.

The principal amount and unamortized discount and debt issuance costs as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Principal amount	21,700,000	30,869,300	4,765,399
Unamortized discount and debt issuance costs	(143,218)	(167,184)	(25,809)

	21,556,782	30,702,116	4,739,590

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 10), in the succeeding five years and thereafter:

	RMB	US$
	(In thousands)
For the years ending December 31,
2016	971,670	150,000
2017	8,097,250	1,250,000
2018	6,477,800	1,000,000
2019	6,477,800	1,000,000
2020	4,858,350	750,000
Thereafter	8,097,250	1,250,000

Subsidiaries – Qunar

On June 17, 2015, Qunar issued US$500.00 million senior unsecured convertible notes (the “Qunar Notes”) in a private placement. The Qunar Notes bear interest at a coupon rate of 2% per annum with a maturity date of June 17, 2021. The Qunar Notes can be convertible at any time, at the holder’s option, into Qunar ADSs, at an initial conversion price of US$55.00 per Qunar ADS, subject to adjustment under the terms of the Qunar Notes. Upon conversion, Qunar shall pay or deliver its ADSs or cash, or any combination of cash and ADSs at the election of Qunar. Except for the other embedded features therein, the conversion option is eligible for a scope exception from derivative accounting under ASC 815. Qunar separated the Notes into equity component of RMB569.22 million (US$87.87 million) and debt component of RMB2.53 billion (US$391.30 million) in accordance with the Cash Conversion Subsection under ASC subtopic 470-20 (“ASC 470-20”), Debt with Conversion and Other Options, so that Qunar recognizes the same interest cost as if it had issued a comparable debt instrument without the embedded conversion option. The equity component is measured as the residual amount, reflecting the interest cost paid with the conversion option. The allocated issuance costs to the debt component of RMB42.94 million (US$6.63 million) were presented as a direct deduction from the principal amount of the Qunar Notes. The Company evaluated all the other embedded derivative features therein and concluded all the other embedded derivative features are clearly and closely related to the debt host except for two features which require bifurcation from the debt host. The fair values of the two embedded derivative features were estimated to be insignificant as of the debt issuance date. Qunar was deconsolidated at the closing date of the Ctrip transaction (Note 4).